Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Expense (Benefit) for Income Tax

The expense (benefit) for income taxes for the years ended December 31, was as follows:

	2012	2011	2010
Current tax expense
Federal	$3,806	$2,816	$418
State	1,053	827	107

	4,859	3,643	525

Deferred tax expense (benefit)
Federal	(542)	(809)	(112)
State	(174)	(61)	(47)

	(716)	(870)	(159)

Total tax expense	$4,143	$2,773	$366

Summary of Company's Effective Tax Rate on Income From Continuing Operations and Statutory Tax Rate

The reconciliation between the Company’s effective tax rate on income from continuing operations and the statutory tax rate for the years ended December 31, was as follows:

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax expense at federal statutory rate	$3,687	34.0%	$2,324	34.0%	$658	34.0%
State income tax, net of federal benefit	581	5.4	506	7.4	76	3.9
Non-deductible transaction expenses	—	—	259	3.8	—	—
Non-deductible private placement warrant expense	152	1.4	130	1.9	—	—
Domestic production activity	(221)	(2.0)	(216)	(3.1)	51	2.6
Research tax credits	(44)	(0.4)	(240)	(3.5)	(260)	(13.4)
Other, net	(12)	(0.2)	10	0.1	(159)	(8.2)

Income tax expense	$4,143	38.2%	$2,773	40.6%	$366	18.9%

Summary of Components of Net Deferred Tax Asset or Liability

Components of the net deferred tax asset or liability consisted of the following as of December 31:

	2012	2011
Allowances and bad debts	$184	$188
Accrued warranty	276	329
Accrued legal fees	—	124
Accrued wages and benefits	331	570
Inventory	862	484
Deferred revenue	512	81
Other	11	38

Total current deferred tax assets	2,176	1,814

Tax depreciation in excess of book	(371)	(490)
Stock compensation	192	—
Other	43	—

Total deferred tax liabilities	(136)	(490)

Net deferred tax assets	$2,040	$1,324